Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098
Telephone  215.564.8000
Fax  215.564.8120
www.stradley.com

Direct Dial - (215) 564-8149
1933 Act Rule 485(b)
1933 Act File No. 033-91770
1940 Act File No. 811-09038

October 25, 2010

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           The Olstein Funds (the “Registrant”)
File Nos. 033-91770 and 811-09038

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Registrant (the “Amendment”).

This Amendment is being filed to: (i) bring the financial statements and other information up-to-date; (ii) respond to comments received from the Staff of the U.S. Securities and Exchange Commission (the “SEC”) concerning Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, which was filed with the SEC on August 27, 2010, pursuant to Rule 485(a)(1) under the 1933 Act, for the purpose of revising disclosure to conform to changes to Form N-1A, including compliance with the new summary prospectus requirements; and (iii) make certain other non-material changes.  In our judgment, the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the 1933 Act.  The Amendment is proposed to become effective on October 28, 2010 and designates a new effective date for the previously filed Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A.

       Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Alexander F. Smith (215) 564-8554.

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.